Concentrations	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentrations

NOTE 14 – CONCENTRATIONS

For the year ended December 31, 2020 and 2019, one customer, Amazon, represented 96.7% and 98.7% of the Company’s total net revenues. On December 31, 2020, one customer, Amazon, represented 85.6% of the Company’s accounts receivable balance. On December 31, 2019, this one customer represented 93.9% of the Company’s accounts receivable balance. On June 19, 2020, Amazon notified Prime EFS in writing that Amazon does not intend to renew the In-Force Agreement when that agreement expires. In the Prime EFS Termination Notice, Amazon stated that the In-Force Agreement expires on September 30, 2020. Additionally, on July 17, 2020, Amazon notified Shypdirect that Amazon had elected to terminate the Program Agreement between Amazon and Shypdirect effective as of November 14, 2020. However, on August 3, 2020, Amazon offered pursuant to the Aug. 3 Proposal to withdraw the Shypdirect Termination Notice and extend the term of the Program Agreement to and including May 14, 2021, conditioned on Prime EFS executing, for nominal consideration, a separation agreement with Amazon under which Prime EFS agrees to cooperate in an orderly transition of its Amazon last-mile delivery business to other service providers, Prime EFS releases any and all claims it may have against Amazon, and Prime EFS covenants not to sue Amazon. On August 4, 2020, the Company, Prime EFS and Shypdirect accepted the Aug. 3 Proposal. Approximately 54.0% and 42.7% of the Company’s revenue of $25,826,632 for the year ended December 31, 2020 was attributable to Prime EFS’s last-mile DSP business and Shypdirect’s mid-mile and long-haul business with Amazon. respectively. The termination of the Amazon last-mile business had a material adverse impact on the Company’s business in the 4th fiscal quarter of 2020 and will have a material impact thereafter. If the Amazon mid-mile and long-haul business is discontinued after May 14, 2021, as anticipated, it would have a material adverse impact on the Company’s business in 2nd fiscal quarter of 2021 and thereafter.

During the year ended December 31, 2020 and 2019, the Company rented delivery vans and trucks from a limited number of vendors, some of which the Company has legal issues with (see Note 9). Any shortage of supply of vans and trucks available to rent to the Company could have a material adverse effect on the Company’s business, financial condition and results of operations.

All revenues are derived from customers in the United States.